UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2001

Check here if Amendment [   ]     Amendment Number:

This Amendment

               [   ]   is a restatement
               [   ]   adds new holding entries

Institutional Investment Manager Filing this Report:

Name:          Lumina Foundation for Education, Inc.
Address:       30 South Meridian Street
               Indianapolis, Indiana  46204-3503

13F File Number:  None

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. David Maas
Title:  Senior Vice President and Chief Financial Officer
Phone:  317 951-5511

Signature, Place, and Date of Signing:

/s/ J. David Maas
--------------------------       Indianapolis, Indiana   08/13/2001

Report Type     (Check only one)
                [X]   13F HOLDINGS REPORT
                [ ]   13F NOTICE
                [ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     2
Form 13F Information Table Value Total:     $82,125,000

List of Other Included Managers:

NONE


                                FORM 13F INFORMATION TABLE


 NAME OF ISSUER      TITLE OF CLASS     CUSIP       VALUE (X $1000)    SHARES/ PRN AMOUNT
 --------------      --------------     -----       ---------------    ------------------

USA EDUCATION INC     COMMON STOCK     90390U102         82,125           1,125,000 SH

                                                          VOTING AUTHORITY
                      INVSTMT     OTHER                   ----------------
NAME OF ISSUER        DISCRTN    MANAGERS      SOLE            SHARED             NONE
--------------        -------    --------      ----            ------             ----

USA EDUCATION INC      SOLE       N/A        1,125,000